Marketable Securities and Restricted Cash - Summary of Restricted Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Restricted cash	R$ 225,634	R$ 200,999
Investments linked to loans [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Restricted cash	93,251	63,474
Securities pledged as collateral [member]
Disclosure of Restricted Cash and Cash Equivalents [Line Items]
Restricted cash	R$ 132,383	R$ 137,525